As filed with the U.S. Securities and Exchange Commission on January 21, 2020

1933 Act File No. 333-30810

1940 Act File No. 811-09819

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 266	☒
and REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940 Amendment No. 268	☒

STATE STREET INSTITUTIONAL INVESTMENT TRUST

One Iron Street, Boston, Massachusetts 02210

(Address of Principal Executive Offices)

(617) 664-1465

(Registrant’s Telephone Number)

Sean O’Malley, Esq.

Senior Vice President and Deputy General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and Address of Agent for Service)

Copy to:

Timothy W. Diggins, Esq.
Ropes & Gray LLP
Prudential Tower, 800 Boylston Street
Boston, Massachusetts 02199-3600

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On February 20, 2020 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:

This Post-Effective Amendment No. 266 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until February 20, 2020, the effectiveness of Post-Effective Amendment No. 264 to the Registrant’s Registration Statement on Form N-1A as it relates to the State Street Target Retirement 2065 Fund, which was filed pursuant to Rule 485(a) under the Securities Act on October 10, 2019 (the “Amendment”).

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant, State Street Institutional Investment Trust (the “Trust”), certifies that it meets all requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the 1933 Act, and has duly caused this Post-Effective Amendment to the Trust’s Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 21st day of January, 2020.

STATE STREET INSTITUTIONAL INVESTMENT
TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Pursuant to the requirements of the 1933 Act, this Registration Statement for the Trust has been signed below by the following persons in the capacities indicated on the 21st day of January, 2020:

Signature	Signature

/s/ Michael F. Holland*	/s/ James E. Ross*
Michael F. Holland, Trustee	James E. Ross, Trustee

/s/ Patrick J. Riley*	/s/ Richard D. Shirk*
Patrick J. Riley, Trustee	Richard D. Shirk, Trustee

/s/ Michael A. Jessee*	/s/ Rina K. Spence*
Michael A. Jessee, Trustee	Rina K. Spence, Trustee

/s/ Bruce S. Rosenberg	/s/ Bruce D. Taber*
Bruce S. Rosenberg, Treasurer and Principal Financial Officer	Bruce D. Taber, Trustee

/s/ Ellen M. Needham	/s/ John R. Costantino*
Ellen M. Needham, President (Principal Executive Officer) and Trustee	John R. Costantino, Trustee
/s/ Donna M. Rapaccioli*
Donna M. Rapaccioli, Trustee

*By:	/s/ Andrew DeLorme
Andrew DeLorme
Attorney-in-Fact
Pursuant to Powers of Attorney